Investment in Equity Interests (Notes)	12 Months Ended
Jun. 30, 2014
Investments in Equity Interests [Abstract]
Investment in Equity Interests
Investment in Equity Interests
In the fourth quarter of fiscal 2014, we disposed of our investment in Namex Limited and its related companies, as discussions with management identified different visions in the execution of the long-term strategic direction of the business. We sold all of our Namex shares to Namex's majority shareholder and recognized a loss of $12,681, in other income (expense), net in our consolidated statement of operations.
Prior to the sale, we had a 45% investment that was accounted for using the equity method, as the investment was considered a variable interest entity and we were not the primary beneficiary. We recorded in net income a proportionate share of the earnings or losses of Namex, as well as related amortization, with a corresponding increase or decrease in the carrying value of the investment. For the years ended June 30, 2014 and 2013, in addition to the loss recognized on our sale, we recorded losses of $2,704 and $1,910, respectively, attributable to Namex in our consolidated statement of operations.